Sports Portfolio Acquisitions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Sports Portfolio Acquisitions and Discontinued Operations [Abstract]
Schedule of Discontinued Operations

IFRS 3 Purchase Price Allocation of Juve Stabia

	Purchase Price Allocation June 20, 2025
Net Tangible Assets
Current assets	€2,340	(*)
Current liabilities minus short term debt	(6,143)
Net working capital	(3,803)
Fixed assets, net	31
Other assets	7
Deferred tax liability	(4,062)
Total tangible asset allocation	€(7,827)

Identifiable Intangible Assets
Player contracts	€1,530
Broadcasting rights	2,600
Brand	8,930
Advertising	1,100
Season ticket holders	400
Total identifiable intangible assets	€14,560

Implied goodwill	9,999
Total economic goodwill	9,999

Business Enterprise Value (BEV)	16,732

Long-term debt	€(4,727)
Non-controlling interest	(483)
Total Purchase Price	€11,522	(**)

(*)	Current assets include the cash acquired amounting to €150. The total net cash consideration related to our acquisition of Juve Stabia amounted to €3,600. The net cash consideration related to our acquisition of Juve Stabia recognized for the year ended December 31, 2025 amounted to €3,100, as reflected in the consolidated statement of cash flows under investing activity.

(**)	As part of the step-up acquisition, Brera Holdings obtained control of Juve Stabia on June 20, 2025, in which it previously held a non controlling equity interest of 38.46% prior to obtaining control. In accordance with IFRS 3, the previously held investment was remeasured to its fair value of approximately €7,042 as of the acquisition date, compared to its prior carrying amount of approximately €5,000. The resulting gain of approximately €2,042 was recognized in profit or loss under other income (expense).

Schedule of Condensed Consolidated Statement of Profit or Loss

Below represents the profit or loss of Juve Stabia since the acquisition date included in the condensed consolidated statement of profit or loss for the year ended December 31, 2025

December 31, 2025
Revenue	€2,577
Operating expenses
Equity based expense and warrants	-
General and administrative expenses	12,068
Impairment of non-financial assets	-
Total operating expenses	12,068
Operating loss	(9,491)

Other income (expense):
Interest expense	(63)
Other income	5,156
Total other income, net	€5,093

Loss before income taxes	€(4,398)
Provision for income taxes	150
Net loss	€(4,548)

Schedule of Unaudited Pro Forma Profit and Loss

The following unaudited pro forma profit and loss of the Company for the year ended December 31, 2025 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2025

	Historical Brera Holdings PLC(*)	Historical Juve Stabia (**)	Unaudited Pro Forma Adjustments (***)	Unaudited Pro Forma Combined
Revenue	€4,484	€6,973	€-	€11,457
Operating expense
Equity based expenses and warrants	269,125	-	-	269,125
General and administrative expense	37,871	10,280	567	48,718
Impairment of non-financial assets	81,999	-	-	81,999
Total operating expenses	388,995	10,280	567	399,842
Operating loss from continuing operations	(384,511)	(3,307)	(567)	(388,385)
Other income (expense):
Interest expense	(229)	(95)	-	(324)
Other income	6,297	468	-	6,765
Total other income	6,068	373	-	6,441

Loss before income taxes from continuing operations	(378,443)	(2,934)	(567)	(381,944)
Provision for income taxes	(1,109)	294	-	(815)
Net loss from continuing operations	(377,334)	(3,228)	(567)	(381,129)
Loss from discontinued operations, net of tax	(711)	-	-	(711)

Net loss	€(378,045)	€(3,228)	€(567)	€(381,840)

Attributable to the Company	(376,223)	(1,679)	(295)	(378,197)
Attributable to non-controlling interest	(1,822)	(1,549)	(272)	(3,643)
	(378,045)	(3,228)	(567)	(381,840)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,270	-	-	2,270
Total comprehensive loss	€(375,775)	€(3,228)	€(567)	€(379,570)

Weighted average shares outstanding - basic and diluted:
Ordinary shares - Class A	45,142			45,142
Ordinary shares - Class B	2,269,090			2,269,090
Net loss per share from continuing operations - basic and diluted
Ordinary shares - Class A	(162.42)			(163.42)
Ordinary shares - Class B	(162.42)			(163.42)
Net loss per share from discontinued operations - basic and diluted
Ordinary shares - Class A	(0.15)			(1.57)
Ordinary shares - Class B	(0.15)			(1.57)

(*)	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to December 31, 2025

(**)	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition)

(***)	Unaudited pro forma adjustment pertains to amortization of intangibles for the period of January 1, 2025 through June 20, 2025.

The following unaudited pro forma profit and loss of the Company for the year ended December 31, 2024 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2024

	Historical Brera Holdings PLC	Historical Juve Stabia	Unaudited Pro Forma Adjustments (*)	Unaudited Pro Forma Combined
Revenue	€1,193	€6,548	€-	€7,741
Operating expense
Equity based expenses and warrants	961	-	-	961
General and administrative expense	4,473	11,349	1,210	17,032
Impairment of non-financial assets	-	-	-	-
Total operating expenses	5,434	11,349	1,210	17,993
Operating loss from continuing operations	(4,241)	(4,801)	(1,210)	(10,252)
Other income (expense):
Interest expense	(8)	(130)	-	(138)
Other income	412	791	-	1,203
Total other income	404	661	-	1,065

Loss before income taxes from continuing operations	(3,837)	(4,140)	(1,210)	(9,187)
Provision for income taxes	-	115	-	115
Net loss from continuing operations	(3,837)	(4,255)	(1,210)	(9,302)

Loss from discontinued operations, net of tax	(1,212)	-	-	(1,212)

Net loss	€(5,049)	€(4,255)	€(1,210)	€(10,514)

Attributable to the Company	(4,428)	(2,111)	(629)	(7,168)
Attributable to non-controlling interest	(621)	(2,144)	(581)	(3,346)
	(5,049)	(4,255)	(1,210)	(10,514)
Other comprehensive income (loss):
Foreign currency translation adjustments	(28)	-	-	(28)
Total comprehensive loss	€(5,077)	€(4,255)	€(1,210)	€(10,542)

Weighted average shares outstanding - basic and diluted:
Ordinary shares - Class A	65,950			65,950
Ordinary shares - Class B	58,634			58,634
Net loss per share from continuing operations - basic and diluted
Ordinary shares - Class A	(35.65)			(74.66)
Ordinary shares - Class B	(35.65)			(74.66)
Net loss per share from discontinued operations - basic and diluted
Ordinary shares - Class A	(9.76)			(9.72)
Ordinary shares - Class B	(9.76)			(9.72)

(*)	Unaudited pro forma adjustment pertains to amortization of intangibles for the year ended of December 31, 2024

Schedule of Discontinued Operations

At the date control was lost, UYBA had total assets of approximately €4,300 and total liabilities of approximately €4,700, resulting in a net deficit position of approximately €365. See below table for details of the net deficit:

June 17, 2025
ASSETS
Current assets:
Cash	€268
Trade and other receivables	730
Inventory	4
Deposits and prepayments	24
Total current assets	1,026
Non-current assets:
Property and equipment	1,003
Right-of-use assets, net	458
Goodwill	471
Intangible assets	1,336
Total assets	€4,294

LIABILITIES AND NET DEFICIT
Current liabilities
Trade and other payables	€1,973
Deferred revenue	16
Lease liabilities	33
Loan payable	77
Bank overdraft	324
Total current liabilities	2,423

Non-current liabilities
Trade and other payables	1,104
Lease liabilities	506
Loan payable	625
Total non-current liabilities	2,235
Total liabilities	4,658
Net deficit	€(364)

See the tables below for the summary of assets and liabilities of UYBA classified as discontinued operations as of and for the periods presented

December 31, 2024
ASSETS
Current assets:
Cash	€10
Accounts receivable and other receivables, net	690
Inventory	4
Deposits and prepayments	29
Total current assets of discontinued operations	733
Non-current assets:
Property and equipment	1,327
Right-of-use assets, net	508
Goodwill	167
Intangible assets	1,783
Total assets of discontinued operations	€4,518

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Trade and other payables	€1,974
Deferred revenue	229
Lease liabilities	68
Loan payable	75
Bank overdraft	339
Total current liabilities of discontinued operations	2,685

Non-current liabilities
Trade and other payables	1,195
Lease liabilities	497
Loan payable	138
Total non-current liabilities of discontinued operations	1,830
Total liabilities of discontinued operations	€4,515

See the tables below for the summary of statement of operations of UYBA classified as discontinued operations as of and for the periods presented

	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	€972	€1,693	€837
Operating expenses
Equity-based expenses and warrants	-	-	-
General and administrative expenses	1,599	3,008	2,460
Impairment of non-financial assets	-	-	-
Total operating expenses	1,599	3,008	2,460

Other income (expense):
Interest income (expense)	(22)	(65)	(51)
Other income	35	127	(17)
Net gain/loss on disposal of subsidiary	(97)	-	-
Total other expenses, net	(84)	62	(68)

Loss before income taxes	(711)	(1,253)	(1,691)
Provision for income taxes	-	41	41
Net loss	(711)	(1,212)	(1,732)

	December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities from discontinued operations	€(701)	€9	€(389)
Net cash provided by (used in) investing activities from discontinued operations	€(33)	€(208)	€(989)
Net cash provided by (used in) financing activities from discontinued operations	€488	€(137)	€-